INVESTMENTS	12 Months Ended
Dec. 31, 2016
INVESTMENTS
INVESTMENTS

5.       INVESTMENTS

As of December 2016, the Company’s held-to-maturity investments consisted of fixed income products and wealth management product that have stated maturity within one year. The Company measured the held-to maturity investments at amortized cost which approximate to its fair value, with no gross unrecognized holding gain or loss.

As of December 2016, the Company’s available-for-sale investments consisted of wealth management products that have flexible holding horizon. The Company measured the available-for-sale investments at fair value, with changes in fair value deferred in other comprehensive income. Changes in fair value of the available-for-sale investments, net of tax, for the years ended December 31, 2015 and 2016 were nil, recorded in the other comprehensive income.

Interest income of investments of nil, RMB846 and RMB7,593 were recognized in the consolidated statements of operations for the years ended December 31, 2014, 2015and 2016, respectively.